Commitments and Contingencies (Details) - Schedule of future lease payments included in the measurement of lease liabilities	Mar. 31, 2022 USD ($)
Schedule of future lease payments included in the measurement of lease liabilities [Abstract]
2022 (remaining)	$ 52,597
2023	72,687
2024	75,231
2025	77,864
2026 and thereafter	6,507
Total Minimum Lease Payments	284,886
Less effects of discounting	(39,738)
Present value of future minimum lease payments	$ 245,148